SUMMARY OF BASIC AND DILUTED NET INCOME (LOSS) PER COMMON SHARE (Details) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2021	Feb. 28, 2023	Feb. 28, 2022	Nov. 30, 2022
Common Class A [Member]
Class of Stock [Line Items]
Allocation of net income		$ 453,432	$ (25,071)	$ 88,130
Basic and diluted weighted average shares outstanding		9,098,750	2,395,833	7,478,425
Basic and diluted net income per share of common stock		$ 0.05	$ (0.01)	$ 0.01
Common Class B [Member]
Class of Stock [Line Items]
Allocation of net income		$ 107,456	$ (20,439)	$ 25,357
Basic and diluted weighted average shares outstanding	1,875,000	2,156,250	1,953,125	2,156,250
Basic and diluted net income per share of common stock	$ (0.00)	$ 0.05	$ (0.01)	$ 0.01